RESTRUCTURING (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Accrual beginning balance	¥ 190,847
Restructuring charge	0	¥ 781,372
Cash paid	(123,423)	(248,947)
Non-cash	(4,402)	(341,578)
Accrual ending balance	63,022	190,847
Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charge		144,015
Cash paid		(144,015)
Lease Exit Costs
Restructuring Cost and Reserve [Line Items]
Accrual beginning balance	179,945
Restructuring charge		272,724
Cash paid	(123,423)	(92,779)
Non-cash	(5,175)
Accrual ending balance	51,347	179,945
Office fixed asset impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charge		341,578
Non-cash		(341,578)
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Accrual beginning balance	10,902
Restructuring charge		23,055
Cash paid		(12,153)
Non-cash	773
Accrual ending balance	¥ 11,675	¥ 10,902